Derivative Liabilities - Senior Secured Debentures & Debenture Warrants (Q2) (Details)			3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 10, 2019 USD ($) Days $ / shares	Oct. 24, 2017 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($)	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($)	Jun. 30, 2019 USD ($) $ / shares shares	Jun. 30, 2018 USD ($) $ / shares shares
Debt instrument, face amount			$ 8,000,000		$ 8,000,000
Debt instrument, term					5 years		5 years
Number of warrants issued | shares		133,750					133,750	133,750
Warrants exercise price | $ / shares		$ 32.00	$ 32.00		$ 32.00		$ 32.00	$ 32.00
Fair value of derivative warrants					$ 6,300,000			$ 2,000,000
Legal costs and escrow fees	$ 966,000
Fair value of merger debentures					18,700,000
Loss on extinguishment of debentures			$ 17,941,000		17,941,000
Unamortized debt discount and issuance costs			$ 2,100,000		2,100,000
Fair value of adjustment of derivative liabilities					$ 15,800,000
New Warrants [Member]
Number of warrants issued | shares			22,667		22,667
Fair value of derivative warrants					$ 87,000
On or Before October 14, 2019 [Member]
Repayment of debt	$ 1,000,000
Placement Agent [Member]
Number of warrants issued | shares		8,750
Warrants exercise price | $ / shares		$ 32.00
New Purchase Agreement [Member]
Exercise price of warrants, description	The New Debenture Warrants and the New Placement Agent Warrants are exercisable into shares of common stock at any time from and after the closing date (provided that the Company can only issue up to 19.99% of the outstanding shares as of the date the Merger was announced without shareholder approval) at an exercise price of $3.00 or $6.00 per common share dependent upon their participation in the Interim Financing (subject to adjustment).
Warrants exercisable term			5 years		5 years
New Purchase Agreement [Member] | Placement Agent [Member]
Cash fee paid as compensation	$ 140,000
Aggregate fee, percentage	7.00%
Warrants exercisable term	5 years
New Purchase Agreement [Member] | Merger Warrants [Member] | On or Before October 14, 2019 [Member]
Proceeds from issuance of senior secured debt	$ 1,000,000
New Purchase Agreement [Member] | Merger Warrants [Member] | Upon the filing of the proxy statement [Member]
Proceeds from issuance of senior secured debt	500,000
New Purchase Agreement [Member] | Merger Warrants [Member] | Within Two Business Days of Stockholder's Approval [Member]
Proceeds from issuance of senior secured debt	$ 500,000
Debenture Warrants and Placement Agent Warrant [Member]
Debt instrument, face amount		$ 8,000,000
Debt issuance costs		100,000
Discount of debentures		$ 2,000,000
New Placement Agent Warrant [Member] | New Purchase Agreement [Member]
Warrants exercise price | $ / shares	$ 6.00
New Placement Agent Warrant [Member] | New Purchase Agreement [Member] | Merger Warrants [Member]
Proceeds from issuance of senior secured debt	$ 2,000,000
T.R. Winston and Company, LLC [Member]
Number of warrants issued | shares		8,750
Proceeds from offering sale of debentures and warrants		$ 7,400,000
Cash fee paid		$ 560,000
Percentage of face amount of debentures		7.00%
Fair value of derivative warrants		$ 137,000
Debt issuance costs		1,000,000
Senior Secured Debentures [Member]
Debt instrument, face amount		$ 8,000,000
Debt instrument, term		5 years
Debt Instrument, interest rate, stated percentage		11.00%
Debt Instrument, interest rate, in the event of default		18.00%
Debt instrument maturity date		Oct. 23, 2022
Debt issuance costs		$ 125,000
Discount of debentures		$ 2,000,000
Effective annual interest rate percentage			18.00%		18.00%		18.00%
New Debentures and New Debenture Warrants [Member] | New Purchase Agreement [Member]
Fair value of derivative warrants	6,113,000
Proceeds from interim financing	$ 2,000,000
Merger Debentures [Member]
Debt instrument, face amount			$ 9,000,000		$ 9,000,000
Share issued price per share, description	Interest on the Merger Debentures is payable quarterly in arrears, at the option of the holder, in the form of shares of common stock, to be issued at a price of the lower of $3.00 per share and the 10-day trailing VWAP for the period immediately prior to the due date of the interest payment, or in kind. The Merger Debentures are convertible at any time by the holders into shares of common stock at a price of $3.00 per share, and the Company can require conversion into shares of common stock at a price of $3.00 per share if the common stock trades at or above $10.00 per share for ten consecutive trading days.
Shares issued, price per share | $ / shares	$ 3.00
Conversion price per share | $ / shares	$ 3.00
Trading days | Days	10
Merger Debentures [Member] | New Purchase Agreement [Member]
Debt instrument, face amount	$ 2,000,000
Merger Debentures [Member] | New Placement Agent Warrant [Member]
Warrants exercise price | $ / shares	$ 3.00
Warrants exercisable term	5 years
Merger Debentures [Member] | Merger Warrants [Member]
Warrants exercise price | $ / shares	$ 3.00
Merger Debentures [Member] | Series A Merger Warrants [Member]
Warrants exercise price | $ / shares	$ 3.00
Warrants exercisable term	5 years
Merger Debentures [Member] | Series B Merger Warrants [Member]
Warrants exercise price | $ / shares	$ 6.00
Warrants exercisable term	5 years